Capital Stock and Stock-Based Compensation - Additional Information (Detail) (USD $)	6 Months Ended		6 Months Ended								6 Months Ended		1 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2013 Restricted Stock Units (RSUs) [Member]	Jun. 30, 2014 Equity Option [Member]	Jun. 30, 2013 Equity Option [Member]	Jun. 30, 2014 Class A common stock [Member]	Dec. 31, 2013 Class A common stock [Member]	Mar. 31, 2014 Class A common stock [Member] 2007 Long-Term Incentive Plan [Member]	Jun. 30, 2014 Class A common stock [Member] Restricted Stock Units (RSUs) [Member]	Jun. 30, 2014 Class B common stock [Member]	Dec. 31, 2013 Class B common stock [Member]	Mar. 31, 2014 Non Management Directors [Member] Equity Option [Member] 2007 Long-Term Incentive Plan [Member]	Mar. 31, 2014 Non Management Directors [Member] Class A common stock [Member]	Jun. 30, 2014 Officer [Member] Restricted Stock Units (RSUs) [Member]	Jun. 30, 2014 Officer [Member] Equity Option [Member] 2007 Long-Term Incentive Plan [Member]	Mar. 31, 2014 Subsidiaries Employees [Member] Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000					200,000,000	200,000,000			100,000,000	100,000,000
Common stock, par value							$ 0.01	$ 0.01			$ 0.01	$ 0.01
Voting rights per share							One vote per share				Five votes per share
Maximum percentage of voting power											49.00%
Common stock, shares issued							71,200,000	71,100,000		68,322	12,500,000	12,500,000
Common stock, shares outstanding							71,200,000	71,100,000			12,500,000	12,500,000
Preferred stock, shares issued	0
Common stock, granted														17,073	400,000		200,000
Common stock aggregate value, granted	$ 70,000													$ 100,000	$ 1,400,000		$ 900,000
Common stock, shares reserved for issuance upon awards to be granted									1,000,000
Stock options granted during period, value													200,000			100,000
Exercise price of stock options granted													$ 4.10			$ 4.25
Term of stock options granted													10 years			10 years
Stock options vesting period															3 years	3 years	3 years
Weighted-average grant date fair value of stock options granted													$ 1.37			$ 1.38
Expected volatility rate													47.70%			46.00%
Expected life													5 years			5 years
Dividend yield													2.90%			2.80%
Risk-free interest rate													1.60%			1.60%
Stock based compensation expense	679,000		700,000	200,000	200,000	0
Restricted stock units vested			122,146
Market value of restricted stock units			$ 600,000